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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2000
                                                --------------

Check here if Amendment [  X   ]; Amendment Number:  1
                                                    ----
      This Amendment (Check only one.):  [ ]  is a restatement.
                                         [X]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hanawalt Associates LLC
Address:  650 Madison Avenue, 25th Floor
          New York, New York  10022


Form 13F File Number:   28-6706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lawrence S. Pidgeon
Title:  Member - Hanawalt Associates LLC
Phone:  (212) 404-4651

Signature, Place, and Date of Signing:

 /s/ Lawrence S. Pidgeon       New York, New York      January 10, 2003
 ------------------------      ------------------      ----------------
       [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 ----------

Form 13F Information Table Entry Total:              1
                                                 ----------

Form 13F Information Table Value Total:           $23,922
                                                 ----------
                                                 (thousands)
List of Other Included Managers:

None

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Hanawalt Associates, LLC -13F
3/31/2000

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
     Column 1         Column 2        Column 3        Column 4        Column 5        Column 6        Column 7        Column 8
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                                                       Value                          Investment       Other       Voting Authority
                                                                                                               ---------------------
     Name of Issuer   Title of Class    Cusip         (x 1,000)        Shares         Discretion      Managers  Sole   Shared   None
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Stanley Works            COM          854616109         23,922         907,000             X                      X